Submission	Oct. 09, 2024
Submission [Line Items]
Central Index Key	0001766363
Registrant Name	Endeavor Group Holdings, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3/A
Fee Exhibit Type	EX-FILING FEES